Non-Consolidated Affiliates (Detail) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 11, 2020	May 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Schedule of Equity Method Investments [Line Items]
Investments in non-consolidated affiliates	$ 444,407			$ 454,936	$ 124,061
Distributions from non-consolidated affiliates				15,084
Equity in income (loss) of non-consolidated affiliates	(1,918)		$ (9,074)	44,459	(32,517)	$ (7,023)
Distributions from non-consolidated affiliates	17,325		20,293	42,334	14,059	39,402
Avillion II | Merck Asset - Phase II Clinical Trial
Schedule of Equity Method Investments [Line Items]
Other commitment					19,000					$ 19,000
Other commitments, percentage of costs (as a percent)										50.00%
Avillion II | AZ Asset - Phase II and Phase III Clinical Trial
Schedule of Equity Method Investments [Line Items]
Other commitment								$ 105,000	$ 105,000
Other commitments, percentage of costs (as a percent)								44.00%	44.00%
Equity Method Investment, Nonconsolidated Investee or Group of Investees | Legacy Investors Partnerships
Schedule of Equity Method Investments [Line Items]
Investments in non-consolidated affiliates							$ 303,700
Distributions from non-consolidated affiliates	3,900		5,200	22,700
Equity in income (loss) of non-consolidated affiliates	6,900		3,200	62,000
Equity Method Investment, Nonconsolidated Investee or Group of Investees | Avillion I
Schedule of Equity Method Investments [Line Items]
Distributions from non-consolidated affiliates	13,400		13,400	13,400	14,100
Equity in income (loss) of non-consolidated affiliates	7,100		$ 12,200
Equity Method Investment, Nonconsolidated Investee or Group of Investees | Avillion II
Schedule of Equity Method Investments [Line Items]
Distributions from non-consolidated affiliates		$ 21,300		21,300
Equity Method Investment, Nonconsolidated Investee or Group of Investees | Avillion Entities
Schedule of Equity Method Investments [Line Items]
Equity in income (loss) of non-consolidated affiliates				17,600	32,500	$ 7,000
Equity method investment, unfunded commitments	$ 19,900			$ 28,600	$ 70,800